Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (15,068)	$ (2,971)	$ (1,845)
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			344
Loss on disposal of intangible assets			94
Impairment of goodwill		1,242
Impairment of long-lived assets	2,910	3,625	3,833
Amortization of acquired intangible assets	2,696	2,337	2,140
Amortization of land use rights	222	223	217
Inventory provision	1,643	1,475	3,142
Warranty provision	28	94	47
(Reversal) accrual of allowance for doubtful accounts	64	(319)	(1,606)
Depreciation of property, plant and equipment	2,620	3,645	3,615
Change in fair value of put option	210	150	150
Share-based compensation	753	1,246	1,170
Deferred tax			104
Changes in operating assets and liabilities:
Accounts receivable	9,558	(7,743)	(250)
Notes receivable	(432)
Inventories	1,527	(7,251)	(2,574)
Prepaid expenses and other current assets	(21,044)	5,117	(2,995)
Payment for purchase of land use right	(1,947)
Accounts payable	1,485	2,742	2,231
Notes payable	9,737
Amount due to a related party	179
Accrued expenses and other current liabilities	964	875	(8,677)
Advance from customers	(803)	175	610
Deferred revenue	5,966	(438)	3,908
Income tax payable	204	(825)	(698)
Net cash provided by operating activities	1,472	3,399	2,960
Investing activities:
Purchase of property, plant and equipment	(89,872)	(9,873)	(15,690)
Purchase of intangible assets	(9,135)	(3,083)	(5,820)
Deposit received for the sale of property	6,513	1,632
Increased in restricted cash	(4,869)
Net cash used in investing activities	(97,363)	(11,324)	(21,510)
Financing activities:
Capital contribution by a noncontrolling shareholder	3,197	8,120	7,881
Proceeds from a long-term loan	4,869
Proceeds from short-term loans	487		15,350
Repayment to a long-term loan	(812)
Repayment to short-term loans	(1,100)
Net cash provided by financing activities	6,641	8,120	23,231
Effect of exchange rate changes on cash and cash equivalents	(5,439)	7,504	2,632
Net increase (decrease) in cash and cash equivalents	(94,689)	7,699	7,313
Cash and cash equivalents at the beginning of the year	265,649	257,950	250,637
Cash and cash equivalents at the end of the year	170,960	265,649	257,950
Cash paid during the year for:
Income taxes	234	2,970	6,228
Non-cash investing and financing activities:
Interest expense payable	407	115
Payable for property, plant and equipment	1,871	4,973
Payable for intangible assets	768	1,497
Capital contribution receivable from a noncontrolling shareholder		$ 54	$ 53